Cash Flow Hedges-Gains/(Losses) on Ineffectiveness (Detail) - Cash Flow Hedge - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Derivative [Line Items]
Gains / (losses) on ineffectiveness recognized in earnings	$ 1	$ 0	$ (27)
Commodity Contracts
Derivative [Line Items]
Gains / (losses) on ineffectiveness recognized in earnings	1	0	(4)
Interest Rate Contracts
Derivative [Line Items]
Gains / (losses) on ineffectiveness recognized in earnings	$ 0	$ 0	$ (23)